CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q1) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 10,378	$ 550,458	$ 1,015,778	$ 5,119	$ 21,549
Accounts receivable, net	3,450	3,879		10,771
Accounts receivable - related party, net	978,676	798,147		174,307
Inventory	365,804	325,657		395,605
Prepaid expenses and deferred charges	78,623	137,858		123,812
Total Current Assets	1,436,931	1,815,999		1,487,324
Property, Equipment and Leasehold Improvements, net	373,801	432,110		638,614
Other Assets
Intangible assets, net	3,078,528	3,195,689		3,670,837
Investment in unconsolidated subsidiary	0	0		0
Deposits	18,069	18,069		18,069
Total Other Assets	3,096,597	3,213,758		3,775,676
TOTAL ASSETS	4,907,329	5,461,867		5,901,614
Current Liabilities
Accounts payable	1,662,769	1,536,612		1,734,725
Accrued liabilities	259,461	273,201		315,963
Deferred revenue, current portion	58,959	58,959		58,959
Total Current Liabilities	1,981,189	1,868,772		3,270,064
Long Term Liabilities
Deferred revenue, net of current portion	824,635	839,174		898,133
Total Long Term Liabilities	824,635	839,174		898,133
TOTAL LIABILITIES	2,805,824	2,707,946		4,168,197
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock - $0.001 par value; 20,000 shares authorized; Preferred Stock Series A, 1,000 shares designated; no shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	0	0		0
Common Stock - $0.001 par value; 200,000,000 shares authorized; 24,458,018 and 24,458,018 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	24,458	24,458		18,872
Additional paid-in capital	56,375,739	56,289,882		53,336,127
Accumulated (deficit)	(54,298,692)	(53,560,419)		(51,621,582)
TOTAL STOCKHOLDERS' EQUITY	2,101,505	2,753,921		1,733,417	1,851,287
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,907,329	$ 5,461,867		$ 5,901,614